Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity Information [Line Items]
Relating to utility property, net		$ 539,318	$ 462,049
Regulatory assets recoverable through future rates		161,697	141,678
Other		14,211	15,280
Total deferred tax liabilities		715,226	619,007
Investment tax credit		2,019	2,619
Regulatory liabilities including ARO		247,118	239,713
Employee benefit plans		45,091	45,712
Net operating loss		51,364	0
Other		10,289	10,590
Total deferred tax assets		355,881	298,634
Net deferred tax liability		359,345	320,373
Less: deferred tax asset - current	$ (55,383)	(61,782)	(11,990)
Deferred income taxes - net		421,127	332,363
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Relating to utility property, net		539,318	462,049
Regulatory assets recoverable through future rates		161,697	141,679
Other		13,885	15,005
Total deferred tax liabilities		714,900	618,733
Investment tax credit		2,019	2,619
Regulatory liabilities including ARO		247,118	239,713
Employee benefit plans		45,090	45,712
Net operating loss		31,172	0
Other		10,008	10,545
Total deferred tax assets		335,407	298,589
Net deferred tax liability		379,493	320,144
Less: deferred tax asset - current	$ (17,302)	(41,551)	(11,950)
Deferred income taxes - net		$ 421,044	$ 332,094